Trade accounts and other payables	12 Months Ended
Dec. 31, 2012
Trade accounts and other payables [Abstract]
Trade Accounts And Other Payables [Text Block]

12.      Trade Accounts and Other Payables:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Creditors	2,013	2,431
Insurances	228	136
Other	273	28
Total	2,514	2,595